Fair Value (Fair Value on a Recurring Basis) (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of Portfolio in Residential Mortgage Backed Securities	50.00%
Residential mortgage backed securities guaranteed by Government National Mortgage Association or Federal National Mortgage Association or Federal Home Loan Mortgage Corporation	$ 25,600
Available-for-sale Securities	52,865	$ 60,073
Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities	$ 26,439	$ 34,383